Goodwill and Finite-lived Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following presents a summary of the Company’s goodwill as of December 31, 2024, and December 31, 2023.

Year ended December 31,	2024	2023
Goodwill
Beginning balance	$6,058,000	$19,266,276
Acquisition	-	-
Impairment	(6,058,000)	(13,208,276)
Ending balance	$-	$6,058,000

Schedule of Finite Lived Intangible Assets

The following presents a summary of the Company’s finite-lived intangible assets as of December 31, 2024, and December 31, 2023:

As of December 2024:

	Remaining Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying amount
		(A)	(B)	(C)	(A-B-C)
Market related intangible assets	-	$2,100,000	$178,633	$1,921,367	$-
Customer relationships	-	2,000,000	134,848	1,865,152	-
Developed technology	-	6,700,000	1,696,172	5,003,828	-
Total intangible assets	-	$10,800,000	$2,009,653	$8,790,347	-

As of December 31, 2023:

	Remaining Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying amount
		(A)	(B)	(C)	(A-B-C)
Market related intangible assets	6.87 Years	$2,100,000	$169,116	$1,865,668	$65,216
Customer relationships	8.87 Years	2,000,000	128,430	1,814,795	56,775
Developed technology	5.87 Years	6,700,000	1,081,245	2,019,001	3,599,754
Total intangible assets	-	$10,800,000	$1,378,791	$5,699,464	$3,721,745